Business Segment Reporting (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial information for each segment
Net interest income (expense)	$ 16,289	$ 15,837	$ 16,197	$ 16,701	$ 17,456	$ 17,552	$ 18,235	$ 18,224	$ 65,024	$ 71,467	$ 75,959
Provision for loan losses	(870)	(2,476)	(4,346)	(7,302)	(14,117)	(17,679)	(14,740)	(21,314)	(14,994)	(67,850)	(211,800)
Net interest income (expense) after provision for loan losses									50,030	3,617	(135,841)
Noninterest income (loss)	366	2,200	1,993	3,108	(1,127)	(171)	3,383	2,125	7,667	4,210	18,638
Noninterest expense	22,355	20,394	18,767	19,911	23,395	24,086	25,553	30,642	81,427	103,676	95,332
Income (loss) before provision for income taxes (benefit)	(6,570)	(4,833)	(4,923)	(7,404)	(21,183)	(24,384)	(18,675)	(31,607)	(23,730)	(95,849)	(212,535)
Provision for income taxes (benefit)	(2,182)	0	0	0	0	2,110	0	43	(2,182)	2,153	(2,179)
Net income (loss)	(4,388)	(4,833)	(4,923)	(7,404)	(21,183)	(26,494)	(18,675)	(31,650)	(21,548)	(98,002)	(210,356)
Net income attributable to non-controlling interest	1,210	1,088	744	501	230	247	118	17	3,543	612	983
Net loss attributable to Hampton Roads Bankshares, Inc.									(25,091)	(98,614)	(211,339)
Preferred stock dividend, accretion of discount, and conversion of preferred stock to common stock											(112,114)
Net loss available to common shareholders	(5,598)	(5,921)	(5,667)	(7,905)	(21,413)	(26,741)	(18,793)	(31,667)	(25,091)	(98,614)	(99,225)
Total assets	2,054,092				2,166,860				2,054,092	2,166,860	2,900,156
Elimination [Member]
Financial information for each segment
Net interest income (expense)										0	0
Provision for loan losses										0	0
Net interest income (expense) after provision for loan losses										0	0
Noninterest income (loss)									(245)	(250)	0
Noninterest expense									(245)	(250)	0
Income (loss) before provision for income taxes (benefit)										0	0
Provision for income taxes (benefit)										0	0
Net income (loss)										0	0
Net income attributable to non-controlling interest										0	0
Preferred stock dividend, accretion of discount, and conversion of preferred stock to common stock											0
Net loss available to common shareholders										0	0
Total assets	(325,700)				(258,739)				(325,700)	(258,739)	(281,626)
BOHR [Member]
Financial information for each segment
Net interest income (expense)									55,228	64,386	70,324
Provision for loan losses									(14,560)	(67,240)	(208,352)
Net interest income (expense) after provision for loan losses									40,668	(2,854)	(138,028)
Noninterest income (loss)									(11,234)	(10,344)	(1,097)
Noninterest expense									60,242	80,658	73,675
Income (loss) before provision for income taxes (benefit)									(30,808)	(93,856)	(212,800)
Provision for income taxes (benefit)									(2,182)	2,106	(2,146)
Net income (loss)									(28,626)	(95,962)	(210,654)
Net income attributable to non-controlling interest										0	0
Preferred stock dividend, accretion of discount, and conversion of preferred stock to common stock											0
Net loss available to common shareholders									(28,626)	(95,962)	(210,654)
Total assets	1,750,997				1,912,912				1,750,997	1,912,912	2,585,880
Shore [Member]
Financial information for each segment
Net interest income (expense)									11,151	9,188	8,456
Provision for loan losses									(434)	(610)	(3,448)
Net interest income (expense) after provision for loan losses									10,717	8,578	5,008
Noninterest income (loss)									344	2,091	3,238
Noninterest expense									8,481	9,736	8,464
Income (loss) before provision for income taxes (benefit)									2,580	933	(218)
Provision for income taxes (benefit)										47	(33)
Net income (loss)									2,580	886	(185)
Net income attributable to non-controlling interest										0	0
Preferred stock dividend, accretion of discount, and conversion of preferred stock to common stock											0
Net loss available to common shareholders									2,580	886	(185)
Total assets	312,764				277,267				312,764	277,267	330,146
Mortgage [Member]
Financial information for each segment
Net interest income (expense)									481	155	351
Provision for loan losses										0	0
Net interest income (expense) after provision for loan losses									481	155	351
Noninterest income (loss)									18,403	8,369	11,269
Noninterest expense									11,709	8,544	8,597
Income (loss) before provision for income taxes (benefit)									7,175	(20)	3,023
Provision for income taxes (benefit)										0	0
Net income (loss)									7,175	(20)	3,023
Net income attributable to non-controlling interest									3,543	612	983
Preferred stock dividend, accretion of discount, and conversion of preferred stock to common stock											0
Net loss available to common shareholders									3,632	(632)	2,040
Total assets	93,856				68,117				93,856	68,117	25,393
Other [Member]
Financial information for each segment
Net interest income (expense)									(1,836)	(2,262)	(3,172)
Provision for loan losses										0	0
Net interest income (expense) after provision for loan losses									(1,836)	(2,262)	(3,172)
Noninterest income (loss)									399	4,344	5,228
Noninterest expense									1,240	4,988	4,596
Income (loss) before provision for income taxes (benefit)									(2,677)	(2,906)	(2,540)
Provision for income taxes (benefit)										0	0
Net income (loss)									(2,677)	(2,906)	(2,540)
Net income attributable to non-controlling interest										0	0
Net loss attributable to Hampton Roads Bankshares, Inc.											(2,540)
Preferred stock dividend, accretion of discount, and conversion of preferred stock to common stock											(112,114)
Net loss available to common shareholders									(2,677)	(2,906)	109,574
Total assets	$ 222,175				$ 167,303				$ 222,175	$ 167,303	$ 240,363